Intangible Assets/Liabilities Other Than Goodwill - Amortization Expense and Write Offs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 2,811	$ 2,811	$ 3,853
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	999	950	727
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	1,774	1,774	1,775
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	0	0	4,038
Total
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 5,584	$ 5,535	$ 10,393